Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000144520 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144520 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144520 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000144520 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000144520 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000144520 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000144520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000144520 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000144520 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144520 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144520 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144520 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144520 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144520 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144520 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144520 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144520 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193185 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193185 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193185 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000193185 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193185 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193185 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000193185 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000193185 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000193185 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000193185 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193185 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193185 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193185 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193185 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193185 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193185 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193185 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	21.10%